Commitments and Contingencies - Schedule of Lease Term and Discount Rate Information (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Lease Term And Discount Rate Information Abstract
Operating leases	2 years 18 days	2 years 11 months 23 days
Finance leases	3 years 10 months 2 days	4 years 9 months 10 days
Weighted-average discount rate:
Operating leases	9.81%	11.50%
Finance leases	10.53%	10.64%